Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000089421 | U.S. Treasury Notes_0.250_5/31/2025
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089421 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089421 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089421 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089421 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089421 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089421 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000089421 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089421 | Entergy Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089421 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089421 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000089421 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000089421 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000089421 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089421 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000089421 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000089421 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000089421 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000089421 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000089421 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000089421 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000089421 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089421 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089421 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.80%
C000089421 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	3.20%
C000089421 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.40%
C000089421 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000089421 | Banks
Holdings [Line Items]
Percent of Total Investments	6.20%
C000089421 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000089421 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	23.00%
C000089421 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.90%
C000089421 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000089421 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000089421 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089421 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000089421 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000089421 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089421 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000089421 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000089421 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000089421 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089421 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000089421 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004802 | U.S. Treasury Notes_0.250_5/31/2025
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004802 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004802 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004802 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004802 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004802 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004802 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000004802 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000004802 | Entergy Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000004802 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000004802 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000004802 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000004802 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000004802 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004802 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000004802 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000004802 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000004802 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000004802 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000004802 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000004802 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000004802 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004802 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000004802 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.80%
C000004802 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	3.20%
C000004802 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.40%
C000004802 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000004802 | Banks
Holdings [Line Items]
Percent of Total Investments	6.20%
C000004802 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000004802 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	23.00%
C000004802 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.90%
C000004802 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000004802 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000004802 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004802 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000004802 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000004802 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004802 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000004802 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000004802 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000004802 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004802 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004802 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092338 | U.S. Treasury Notes_0.250_5/31/2025
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092338 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092338 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092338 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092338 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092338 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092338 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000092338 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092338 | Entergy Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092338 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092338 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000092338 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000092338 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000092338 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092338 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000092338 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000092338 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000092338 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000092338 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000092338 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000092338 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000092338 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092338 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092338 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.80%
C000092338 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	3.20%
C000092338 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092338 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000092338 | Banks
Holdings [Line Items]
Percent of Total Investments	6.20%
C000092338 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000092338 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	23.00%
C000092338 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.90%
C000092338 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000092338 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000092338 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092338 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000092338 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000092338 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092338 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000092338 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000092338 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000092338 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092338 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092338 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002090 | U.S. Treasury Notes_0.250_5/31/2025
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002090 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002090 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002090 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002090 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002090 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002090 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002090 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002090 | Entergy Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002090 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002090 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002090 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002090 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002090 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002090 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002090 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002090 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002090 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002090 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002090 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000002090 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000002090 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002090 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002090 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002090 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002090 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002090 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002090 | Banks
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002090 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002090 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	23.00%
C000002090 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.90%
C000002090 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000002090 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002090 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002090 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002090 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002090 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002090 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002090 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002090 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002090 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002090 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002090 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002089 | U.S. Treasury Notes_0.250_5/31/2025
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002089 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002089 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000002089 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002089 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002089 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002089 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000002089 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002089 | Entergy Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002089 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000002089 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000002089 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000002089 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000002089 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000002089 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000002089 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000002089 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000002089 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000002089 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000002089 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000002089 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000002089 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000002089 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000002089 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002089 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	3.20%
C000002089 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002089 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000002089 | Banks
Holdings [Line Items]
Percent of Total Investments	6.20%
C000002089 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000002089 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	23.00%
C000002089 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.90%
C000002089 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000002089 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000002089 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000002089 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000002089 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000002089 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002089 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000002089 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000002089 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000002089 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000002089 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000002089 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000085576 | U.S. Treasury Notes_0.250_5/31/2025
Holdings [Line Items]
Percent of Total Investments	2.10%
C000085576 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000085576 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000085576 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085576 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085576 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085576 | Workday, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.30%
C000085576 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085576 | Entergy Corp.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085576 | Medtronic PLC__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000085576 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000085576 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000085576 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000085576 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000085576 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000085576 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000085576 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000085576 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000085576 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000085576 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000085576 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000085576 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000085576 | U.S. Government Agency Obligations
Holdings [Line Items]
Percent of Total Investments	2.30%
C000085576 | Pharmaceuticals
Holdings [Line Items]
Percent of Total Investments	2.80%
C000085576 | Asset-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	3.20%
C000085576 | Insurance
Holdings [Line Items]
Percent of Total Investments	3.40%
C000085576 | Computers
Holdings [Line Items]
Percent of Total Investments	3.40%
C000085576 | Banks
Holdings [Line Items]
Percent of Total Investments	6.20%
C000085576 | Electric
Holdings [Line Items]
Percent of Total Investments	6.30%
C000085576 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	23.00%
C000085576 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	26.90%
C000085576 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	53.60%
C000085576 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000085576 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000085576 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000085576 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000085576 | AssetForeign Corporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000085576 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000085576 | AssetAsset-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000085576 | AssetU.S. Government Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000085576 | AssetForeign Sovereign Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000085576 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000085576 | AssetCommercial Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089428 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000089428 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000089428 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000089428 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089428 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000089428 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089428 | Sanofi SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000089428 | ING Groep NV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089428 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089428 | British American Tobacco PLC__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000089428 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000089428 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000089428 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089428 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000089428 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000089428 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000089428 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000089428 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089428 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000089428 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000089428 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000089428 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000089428 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000089428 | China
Holdings [Line Items]
Percent of Total Investments	3.10%
C000089428 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	4.60%
C000089428 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.50%
C000089428 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000089428 | Germany
Holdings [Line Items]
Percent of Total Investments	9.90%
C000089428 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000089428 | France
Holdings [Line Items]
Percent of Total Investments	15.60%
C000089428 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.10%
C000089428 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000089428 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000089428 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089428 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004786 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000004786 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000004786 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000004786 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004786 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004786 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004786 | Sanofi SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004786 | ING Groep NV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004786 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004786 | British American Tobacco PLC__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004786 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004786 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004786 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004786 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004786 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004786 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004786 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000004786 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004786 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004786 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004786 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000004786 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000004786 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000004786 | China
Holdings [Line Items]
Percent of Total Investments	3.10%
C000004786 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	4.60%
C000004786 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.50%
C000004786 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000004786 | Germany
Holdings [Line Items]
Percent of Total Investments	9.90%
C000004786 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000004786 | France
Holdings [Line Items]
Percent of Total Investments	15.60%
C000004786 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.10%
C000004786 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004786 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000004786 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004786 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092345 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092345 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000092345 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000092345 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092345 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000092345 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092345 | Sanofi SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000092345 | ING Groep NV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092345 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092345 | British American Tobacco PLC__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000092345 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000092345 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000092345 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092345 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000092345 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000092345 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000092345 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000092345 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092345 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000092345 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000092345 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000092345 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000092345 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000092345 | China
Holdings [Line Items]
Percent of Total Investments	3.10%
C000092345 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	4.60%
C000092345 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.50%
C000092345 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000092345 | Germany
Holdings [Line Items]
Percent of Total Investments	9.90%
C000092345 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000092345 | France
Holdings [Line Items]
Percent of Total Investments	15.60%
C000092345 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.10%
C000092345 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000092345 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000092345 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092345 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004785 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000004785 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000004785 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000004785 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004785 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004785 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004785 | Sanofi SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004785 | ING Groep NV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004785 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004785 | British American Tobacco PLC__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004785 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004785 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004785 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004785 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004785 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004785 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004785 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000004785 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004785 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004785 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004785 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000004785 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000004785 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000004785 | China
Holdings [Line Items]
Percent of Total Investments	3.10%
C000004785 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	4.60%
C000004785 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.50%
C000004785 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000004785 | Germany
Holdings [Line Items]
Percent of Total Investments	9.90%
C000004785 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000004785 | France
Holdings [Line Items]
Percent of Total Investments	15.60%
C000004785 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.10%
C000004785 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004785 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000004785 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004785 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004784 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000004784 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000004784 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000004784 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004784 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000004784 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004784 | Sanofi SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000004784 | ING Groep NV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004784 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004784 | British American Tobacco PLC__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000004784 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000004784 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000004784 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004784 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000004784 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000004784 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000004784 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000004784 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004784 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000004784 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000004784 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000004784 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000004784 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000004784 | China
Holdings [Line Items]
Percent of Total Investments	3.10%
C000004784 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	4.60%
C000004784 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.50%
C000004784 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000004784 | Germany
Holdings [Line Items]
Percent of Total Investments	9.90%
C000004784 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000004784 | France
Holdings [Line Items]
Percent of Total Investments	15.60%
C000004784 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.10%
C000004784 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000004784 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000004784 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004784 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185593 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000185593 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000185593 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000185593 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000185593 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000185593 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000185593 | Sanofi SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000185593 | ING Groep NV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185593 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185593 | British American Tobacco PLC__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000185593 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000185593 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000185593 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000185593 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000185593 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000185593 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000185593 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000185593 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000185593 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000185593 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000185593 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000185593 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000185593 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000185593 | China
Holdings [Line Items]
Percent of Total Investments	3.10%
C000185593 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	4.60%
C000185593 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.50%
C000185593 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000185593 | Germany
Holdings [Line Items]
Percent of Total Investments	9.90%
C000185593 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000185593 | France
Holdings [Line Items]
Percent of Total Investments	15.60%
C000185593 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.10%
C000185593 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000185593 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000185593 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185593 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079124 | Samsung Electronics Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	2.60%
C000079124 | GSK PLC__
Holdings [Line Items]
Percent of Total Investments	2.30%
C000079124 | Reckitt Benckiser Group PLC__
Holdings [Line Items]
Percent of Total Investments	2.20%
C000079124 | Roche Holding AG__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079124 | Barclays PLC__
Holdings [Line Items]
Percent of Total Investments	2.10%
C000079124 | Prudential PLC__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000079124 | Sanofi SA__
Holdings [Line Items]
Percent of Total Investments	1.80%
C000079124 | ING Groep NV__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079124 | Societe Generale SA__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079124 | British American Tobacco PLC__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000079124 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000079124 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000079124 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079124 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000079124 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000079124 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000079124 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000079124 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079124 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000079124 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000079124 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000079124 | Switzerland
Holdings [Line Items]
Percent of Total Investments	2.40%
C000079124 | Canada
Holdings [Line Items]
Percent of Total Investments	2.60%
C000079124 | China
Holdings [Line Items]
Percent of Total Investments	3.10%
C000079124 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	4.60%
C000079124 | Netherlands
Holdings [Line Items]
Percent of Total Investments	6.50%
C000079124 | United States
Holdings [Line Items]
Percent of Total Investments	9.70%
C000079124 | Germany
Holdings [Line Items]
Percent of Total Investments	9.90%
C000079124 | Japan
Holdings [Line Items]
Percent of Total Investments	11.90%
C000079124 | France
Holdings [Line Items]
Percent of Total Investments	15.60%
C000079124 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	19.10%
C000079124 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000079124 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	86.70%
C000079124 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000079124 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000167880 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	13.40%
C000167880 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	12.40%
C000167880 | U.S. Treasury Notes_1.875_2/15/2032
Holdings [Line Items]
Percent of Total Investments	7.60%
C000167880 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	6.50%
C000167880 | Federal Home Loan Mortgage Corp._2.500_3/1/2052
Holdings [Line Items]
Percent of Total Investments	4.00%
C000167880 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167880 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167880 | Federal Home Loan Mortgage Corp._4.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167880 | Federal Home Loan Mortgage Corp._2.500_9/1/2042
Holdings [Line Items]
Percent of Total Investments	3.80%
C000167880 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167880 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000167880 | Banks
Holdings [Line Items]
Percent of Total Investments	2.60%
C000167880 | Electric
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167880 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	43.40%
C000167880 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	49.50%
C000167880 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167880 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000167880 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000167879 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	13.40%
C000167879 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	12.40%
C000167879 | U.S. Treasury Notes_1.875_2/15/2032
Holdings [Line Items]
Percent of Total Investments	7.60%
C000167879 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	6.50%
C000167879 | Federal Home Loan Mortgage Corp._2.500_3/1/2052
Holdings [Line Items]
Percent of Total Investments	4.00%
C000167879 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167879 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167879 | Federal Home Loan Mortgage Corp._4.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167879 | Federal Home Loan Mortgage Corp._2.500_9/1/2042
Holdings [Line Items]
Percent of Total Investments	3.80%
C000167879 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167879 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000167879 | Banks
Holdings [Line Items]
Percent of Total Investments	2.60%
C000167879 | Electric
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167879 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	43.40%
C000167879 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	49.50%
C000167879 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167879 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000167879 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000211731 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	13.40%
C000211731 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	12.40%
C000211731 | U.S. Treasury Notes_1.875_2/15/2032
Holdings [Line Items]
Percent of Total Investments	7.60%
C000211731 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	6.50%
C000211731 | Federal Home Loan Mortgage Corp._2.500_3/1/2052
Holdings [Line Items]
Percent of Total Investments	4.00%
C000211731 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211731 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211731 | Federal Home Loan Mortgage Corp._4.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000211731 | Federal Home Loan Mortgage Corp._2.500_9/1/2042
Holdings [Line Items]
Percent of Total Investments	3.80%
C000211731 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000211731 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000211731 | Banks
Holdings [Line Items]
Percent of Total Investments	2.60%
C000211731 | Electric
Holdings [Line Items]
Percent of Total Investments	2.40%
C000211731 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	43.40%
C000211731 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	49.50%
C000211731 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000211731 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000211731 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000167881 | U.S. Treasury Notes_4.000_2/15/2034
Holdings [Line Items]
Percent of Total Investments	13.40%
C000167881 | U.S. Treasury Notes_3.500_2/15/2033
Holdings [Line Items]
Percent of Total Investments	12.40%
C000167881 | U.S. Treasury Notes_1.875_2/15/2032
Holdings [Line Items]
Percent of Total Investments	7.60%
C000167881 | U.S. Treasury Bonds_2.500_2/15/2045
Holdings [Line Items]
Percent of Total Investments	6.50%
C000167881 | Federal Home Loan Mortgage Corp._2.500_3/1/2052
Holdings [Line Items]
Percent of Total Investments	4.00%
C000167881 | Federal Home Loan Mortgage Corp._4.000_11/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167881 | Federal Home Loan Mortgage Corp._2.500_4/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167881 | Federal Home Loan Mortgage Corp._4.000_10/1/2052
Holdings [Line Items]
Percent of Total Investments	3.90%
C000167881 | Federal Home Loan Mortgage Corp._2.500_9/1/2042
Holdings [Line Items]
Percent of Total Investments	3.80%
C000167881 | Federal National Mortgage Association_3.000_5/1/2052
Holdings [Line Items]
Percent of Total Investments	3.70%
C000167881 | Media
Holdings [Line Items]
Percent of Total Investments	2.10%
C000167881 | Banks
Holdings [Line Items]
Percent of Total Investments	2.60%
C000167881 | Electric
Holdings [Line Items]
Percent of Total Investments	2.40%
C000167881 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Total Investments	43.40%
C000167881 | U.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Total Investments	49.50%
C000167881 | AssetCorporate Obligations
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000167881 | AssetU.S. Agency Mortgage-Backed Obligations
Holdings [Line Items]
Percent of Net Asset Value	49.50%
C000167881 | AssetU.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	43.40%
C000206040 | PharmaResearch Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206040 | Hyundai Rotem Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206040 | Next Vision Stabilized Systems Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206040 | Pop Mart International Group Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206040 | Van Lanschot Kempen NV__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | Scout24 SE__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | BPER Banca SpA__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | Sanki Engineering Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | Clas Ohlson AB__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | PAL GROUP Holdings Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206040 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000206040 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206040 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206040 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206040 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000206040 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206040 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206040 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000206040 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000206040 | Canada
Holdings [Line Items]
Percent of Total Investments	5.70%
C000206040 | China
Holdings [Line Items]
Percent of Total Investments	11.50%
C000206040 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	8.00%
C000206040 | Japan
Holdings [Line Items]
Percent of Total Investments	13.30%
C000206040 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.90%
C000206040 | India
Holdings [Line Items]
Percent of Total Investments	4.20%
C000206040 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.40%
C000206040 | Italy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000206040 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.00%
C000206040 | Australia
Holdings [Line Items]
Percent of Total Investments	9.90%
C000206040 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000206040 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206040 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206039 | PharmaResearch Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206039 | Hyundai Rotem Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206039 | Next Vision Stabilized Systems Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206039 | Pop Mart International Group Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206039 | Van Lanschot Kempen NV__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | Scout24 SE__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | BPER Banca SpA__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | Sanki Engineering Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | Clas Ohlson AB__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | PAL GROUP Holdings Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206039 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000206039 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206039 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206039 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206039 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000206039 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206039 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206039 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000206039 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000206039 | Canada
Holdings [Line Items]
Percent of Total Investments	5.70%
C000206039 | China
Holdings [Line Items]
Percent of Total Investments	11.50%
C000206039 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	8.00%
C000206039 | Japan
Holdings [Line Items]
Percent of Total Investments	13.30%
C000206039 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.90%
C000206039 | India
Holdings [Line Items]
Percent of Total Investments	4.20%
C000206039 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.40%
C000206039 | Italy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000206039 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.00%
C000206039 | Australia
Holdings [Line Items]
Percent of Total Investments	9.90%
C000206039 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000206039 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206039 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000206041 | PharmaResearch Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.40%
C000206041 | Hyundai Rotem Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206041 | Next Vision Stabilized Systems Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206041 | Pop Mart International Group Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000206041 | Van Lanschot Kempen NV__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | Scout24 SE__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | BPER Banca SpA__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | Sanki Engineering Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | Clas Ohlson AB__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | PAL GROUP Holdings Co. Ltd.__
Holdings [Line Items]
Percent of Total Investments	1.00%
C000206041 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000206041 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206041 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206041 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000206041 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	27.20%
C000206041 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206041 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000206041 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000206041 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C000206041 | Canada
Holdings [Line Items]
Percent of Total Investments	5.70%
C000206041 | China
Holdings [Line Items]
Percent of Total Investments	11.50%
C000206041 | Republic Of Korea
Holdings [Line Items]
Percent of Total Investments	8.00%
C000206041 | Japan
Holdings [Line Items]
Percent of Total Investments	13.30%
C000206041 | United Kingdom
Holdings [Line Items]
Percent of Total Investments	4.90%
C000206041 | India
Holdings [Line Items]
Percent of Total Investments	4.20%
C000206041 | Taiwan
Holdings [Line Items]
Percent of Total Investments	4.40%
C000206041 | Italy
Holdings [Line Items]
Percent of Total Investments	4.80%
C000206041 | Sweden
Holdings [Line Items]
Percent of Total Investments	5.00%
C000206041 | Australia
Holdings [Line Items]
Percent of Total Investments	9.90%
C000206041 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C000206041 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206041 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000089422 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089422 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000089422 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089422 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089422 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000089422 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | Cigna Group__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000089422 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000089422 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089422 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000089422 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089422 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000089422 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000089422 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000089422 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000089422 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000089422 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000089422 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000089422 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000089422 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000089422 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000089422 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000004803 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004803 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000004803 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004803 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000004803 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000004803 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | Cigna Group__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000004803 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000004803 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004803 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000004803 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004803 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000004803 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000004803 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000004803 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000004803 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000004803 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000004803 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000004803 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000004803 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000004803 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000004803 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092339 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092339 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000092339 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092339 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092339 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000092339 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | Cigna Group__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000092339 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000092339 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092339 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000092339 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092339 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000092339 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000092339 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000092339 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000092339 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000092339 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000092339 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000092339 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000092339 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000092339 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000092339 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002970 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002970 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002970 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002970 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002970 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002970 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | Cigna Group__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002970 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002970 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002970 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002970 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002970 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002970 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002970 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000002970 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002970 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002970 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002970 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000002970 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000002970 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002970 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002970 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000002969 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002969 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000002969 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000002969 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002969 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000002969 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | Cigna Group__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002969 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000002969 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002969 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000002969 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000002969 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000002969 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000002969 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000002969 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000002969 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000002969 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000002969 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000002969 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000002969 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000002969 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000002969 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000185590 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185590 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000185590 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000185590 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000185590 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000185590 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | Cigna Group__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000185590 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000185590 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185590 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000185590 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000185590 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000185590 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000185590 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000185590 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000185590 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000185590 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000185590 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000185590 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000185590 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000185590 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000185590 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000079122 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079122 | Fidelity National Information Services, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | Bank of America Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | American International Group, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | Elevance Health, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.90%
C000079122 | Wells Fargo & Co.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079122 | Citigroup, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079122 | Exxon Mobil Corp.__
Holdings [Line Items]
Percent of Total Investments	1.70%
C000079122 | Progressive Corp.__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | Cigna Group__
Holdings [Line Items]
Percent of Total Investments	1.50%
C000079122 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000079122 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079122 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000079122 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079122 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000079122 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000079122 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000079122 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000079122 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000079122 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000079122 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C000079122 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	90.30%
C000079122 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000079122 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000079122 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000089424 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000089424 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000089424 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000089424 | Renasant Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089424 | Enerpac Tool Group Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000089424 | Texas Capital Bancshares, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089424 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089424 | NOV, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089424 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089424 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000089424 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000089424 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000089424 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000089424 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000089424 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000089424 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000089424 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000089424 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000089424 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000089424 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089424 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000089424 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000089424 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000089424 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000089424 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004770 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004770 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000004770 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004770 | Renasant Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004770 | Enerpac Tool Group Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004770 | Texas Capital Bancshares, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004770 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004770 | NOV, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004770 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004770 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004770 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004770 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004770 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004770 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004770 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004770 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004770 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000004770 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004770 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004770 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004770 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000004770 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000004770 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004770 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004770 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000092341 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000092341 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000092341 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000092341 | Renasant Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000092341 | Enerpac Tool Group Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000092341 | Texas Capital Bancshares, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092341 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092341 | NOV, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092341 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092341 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000092341 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000092341 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000092341 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000092341 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000092341 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000092341 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000092341 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000092341 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000092341 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000092341 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092341 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000092341 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000092341 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000092341 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000092341 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004769 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004769 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000004769 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004769 | Renasant Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004769 | Enerpac Tool Group Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004769 | Texas Capital Bancshares, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004769 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004769 | NOV, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004769 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004769 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004769 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004769 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004769 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004769 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004769 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004769 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004769 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000004769 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004769 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004769 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004769 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000004769 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000004769 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004769 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004769 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000004768 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000004768 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000004768 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000004768 | Renasant Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004768 | Enerpac Tool Group Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000004768 | Texas Capital Bancshares, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004768 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004768 | NOV, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004768 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004768 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000004768 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000004768 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000004768 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000004768 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000004768 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000004768 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000004768 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000004768 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000004768 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000004768 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004768 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000004768 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000004768 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000004768 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000004768 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000180103 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000180103 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000180103 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000180103 | Renasant Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180103 | Enerpac Tool Group Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000180103 | Texas Capital Bancshares, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180103 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180103 | NOV, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180103 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180103 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000180103 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000180103 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000180103 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000180103 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000180103 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000180103 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000180103 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000180103 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000180103 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000180103 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180103 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000180103 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000180103 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000180103 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000180103 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000079123 | F5, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.60%
C000079123 | Avnet, Inc.__
Holdings [Line Items]
Percent of Total Investments	1.20%
C000079123 | PotlatchDeltic Corp.__
Holdings [Line Items]
Percent of Total Investments	1.10%
C000079123 | Renasant Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079123 | Enerpac Tool Group Corp.__
Holdings [Line Items]
Percent of Total Investments	0.90%
C000079123 | Texas Capital Bancshares, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079123 | Coherent Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079123 | NOV, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079123 | Stagwell, Inc.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079123 | Ciena Corp.__
Holdings [Line Items]
Percent of Total Investments	0.80%
C000079123 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000079123 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000079123 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000079123 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000079123 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000079123 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000079123 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000079123 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000079123 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000079123 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079123 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000079123 | AssetCommon Stocks
Holdings [Line Items]
Percent of Net Asset Value	92.50%
C000079123 | AssetForeign Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000079123 | AssetInvestment Companies
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000079123 | AssetSecurities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	0.30%